Note 10 - Options and Warrants to Purchase Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Options And Warrants To Purchase Common Stock [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.75	139,340	0.50	$0.75
$0.78	213,402	0.84	$0.78
$0.80	124,481	0.75	$0.80
$1.00	180,000	0.56	$1.00
$1.15	461,340	6.08	$1.15
$2.00	54,367	1.34	$2.00
	1,172,930	2.83	$1.01

	Warrants Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$ 0.75	139,340	0.75	$0.75
$ 0.78	213,402	1.09	$0.78
$ 0.80	124,481	1.00	$0.80
$ 1.00	180,000	0.81	$1.00
$ 1.15	461,340	6.33	$1.15
$ 2.00	54,367	1.59	$2.00
	1,172,930	3.08	$1.01

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	March 31, 2015
	Shares	Weighted Average Exercise Price

Outstanding at beginning of period	17,053,116	$1.02
Issued	400,000	0.68
Exercised	--	--
Forfeited	--	--
Outstanding at end of period	17,453,116	$1.01

	December 31, 2014		December 31, 2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding at beginning of period	15,878,116	$1.03	15,455,471	$1.04
Issued	1,175,000	0.84	760,867	1.19
Exercised	--	--	--	--
Forfeited	--	--	(338,222)	$1.73
Outstanding at end of period	17,053,116	$1.02	15,878,116	$1.03

Summary Of Vesting Information For Stock Options [Table Text Block]
Vesting Information
Shares	Frequency	Begin Date	End Date
200,000	Quarterly	03/31/2015	12/31/2015
200,000	Annually	02/05/2016	02/05/2018

Vesting Information
Shares	Frequency	Begin Date	End Date
200,000	Quarterly	03/31/2014	12/31/2014
375,000	Immediately	06/10/2014	06/10/2014
600,000	Monthly	06/10/2014	06/09/2017

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Options Outstanding			Options Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

200,000	9.88	$0.66	50,000	$0.66
200,000	9.88	$0.68	--	$0.68
7,358,277	3.69	$0.70	7,358,277	$0.70
3,405,134	6.44	$0.83	3,405,134	$0.83
975,000	9.20	$0.84	541,667	$0.84
60,000	1.25	$1.00	60,000	$1.00
300,000	8.39	$1.10	100,000	$1.10
300,000	8.24	$1.15	158,333	$1.15
100,000	2.84	$1.24	100,000	$1.24
115,000	5.99	$1.35	115,000	$1.35
125,000	2.84	$1.45	125,000	$1.45
330,000	6.70	$1.55	321,667	$1.55
7,645	2.84	$1.58	7,645	$1.58
3,077,060	7.65	$1.66	3,077,060	$1.66
900,000	6.39	$1.90	900,000	$1.90
17,453,116	5.72	$1.01	16,319,783	$1.02

Options Outstanding			Options Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

7,358,277	3.94	$0.70	7,358,277	$0.70
3,405,134	6.69	$0.83	3,405,134	$0.83
975,000	9.45	$0.84	491,667	$0.84
60,000	1.50	$1.00	60,000	$1.00
300,000	8.64	$1.10	100,000	$1.10
300,000	8.48	$1.15	133,333	$1.15
100,000	3.09	$1.24	100,000	$1.24
115,000	6.24	$1.35	115,000	$1.35
125,000	3.09	$1.45	125,000	$1.45
330,000	6.95	$1.55	296,667	$1.55
7,645	3.09	$1.58	7,645	$1.58
3,077,060	7.89	$1.66	3,077,060	$1.66
900,000	6.64	$1.90	900,000	$1.90
17,053,116	5.87	$1.02	16,169,783	$1.02

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015	2014
Dividend Yield	0%	0%
Expected Life (years)	5.6	5.2
Expected Volatility	51%	58%
Risk Free Interest Rate	1.47%	1.60%